Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

	2021	2020	2019
Wages and salaries	17,882	15,081	11,587
Social security costs	2,332	1,847	1,620
	20,214	16,928	13,207